SUBSEQUENT EVENTS - Ordinary claim filed (Details) - Ordinary claim filed by Menelao Mora and Said Diaz - Legal proceedings contingent liability	Mar. 04, 2022 USD ($)
SUBSEQUENT EVENTS
Additional award per plaintiff for costs incurred	$ 261
Legal proceedings provision	$ 2,561